Profit and Loss Allocations and Distributions	12 Months Ended
Dec. 31, 2012
Profit and Loss Allocations and Distributions [Abstract]
Profit and Loss Allocations and Distributions
(10) Profit and Loss Allocations and Distributions

The Managing Owner and the Shareholders share in any profits and losses of the Fund attributable to the Fund in proportion to the percentage interest owned by each. Distributions may be made at the sole discretion of the Managing Owner on a pro rata basis in accordance with the respective capital balances of the shareholders.